Commitments and Contingencies - Company's lease costs (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Certain information related to the Company's lease costs
Operating lease expense	$ 552	$ 1,103	$ 2,217
Finance lease expense		16	16
Interest expense on finance lease liabilities		1	1
Short-term lease expense		14	14
Total lease cost	$ 552	$ 1,134	$ 2,248